Consolidated Statements of Operation and Other Comprehensive Income/(Loss) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Sales (including sales to related parties of nil for 2024, nil for 2023 and $3,142,283 for 2022)		$ 4,747,580	$ 16,943,287	$ 8,512,929
Cost of sales		(2,240,867)	(11,556,006)	(4,309,747)
Gross profit		2,506,713	5,387,281	4,203,182
Other income		87	2
Selling expenses (including marketing expenses to a related party of nil for 2024, nil for 2023 and $1,418,141 for 2022)		(1,419,667)	(495,276)	(1,456,347)
Provision for inventory impairment		(1,504,397)
Administrative expense		(1,602,251)	(1,846,759)	(466,477)
(Loss) profit before income tax		(2,019,515)	3,045,248	2,280,358
Income tax expense			(607,153)	(362,587)
(Loss) profit and total comprehensive income for the year		$ (2,019,515)	$ 2,438,095	$ 1,917,771
Earnings per share:
Ordinary shares, - basic (in Dollars per share)		$ (0.06)	$ 0.09	$ 0.071
Ordinary shares, - diluted (in Dollars per share)		$ (0.06)	$ 0.09	$ 0.071
Weighted average shares outstanding used in calculating basic and diluted earnings per share
Ordinary shares, - basic (in Shares)	[1]	34,237,705	27,000,000	27,000,000
Ordinary shares, - diluted (in Shares)	[1]	34,237,705	27,000,000	27,000,000

[1]	Giving retroactive effect to all the 27,000,000 shares issued and outstanding after the Pro Rata Share Issuance on October 12, 2023, which has been treated as share split, from the earliest period presented.